9. Convertible Note Payable	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 9 – CONVERTIBLE NOTE PAYABLE

The following is a summary of convertible notes payable as of March 31, 2021:

Note*	Inception Date	Maturity	Coupon	Face Value	Unamortized Discount	Carrying Value
Note 5	1/27/2020	1/27/2021	8%	$202,400	$–	$202,400
Note 6	2/19/2020	2/19/2021	8%	85,800	–	85,800
Note 7	3/10/2020	3/10/2021	8%	85,800	–	85,800
Note 8	8/4/2020	8/4/2021	8%	156,000	22,400	133,600
Note 9	10/2/2020	10/2/2021	8%	205,000	68,000	137,000
Note 10	10/15/2020	10/15/2021	8%	172,000	45,911	126,089
Note 11	11/2/2020	11/2/2021	8%	69,000	21,287	47,713
Note 12	11/12/2020	11/12/2021	8%	69,000	13,892	55,108
Note 14	12/10/2020	12/10/2021	8%	80,000	24,738	55,262
Note 15	12/29/2020	12/29/2021	8%	55,650	43,660	11,990
Note 16	1/14/2021	1/14/2022	8%	107,000	31,364	75,636
Note 17	1/27/2021	1/27/2021	8%	60,000	21,437	38,563
Note 18	2/3/2021	2/3/2022	8%	45,250	38,608	6,642
Note 19	2/12/2021	2/12/2022	8%	69,000	55,870	13,130
				$1,461,900	$387,167	$1,074,733

* Notes 1, 2, 3 and 4 in the amounts of $82,000, $208,000, $27,000 and $62,000, respectively, were fully converted as of March 31, 2021.

Between October 4, 2019 and February 12, 2021, the Company issued to accredited investors, Convertible Promissory Notes aggregating a principal amount of $1,949,400. The Company received an aggregate net proceeds of $1,850,500 after $91,900 in original note discount. The Company has agreed to pay interest on the unpaid principal balance at the rate of eight percent (8%) per annum from the date on which Notes are issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the Notes, provided it makes a payment as set forth in the agreements.

The outstanding principal amount of the Notes is convertible into the Company’s common stock at the lender’s option at $0.01 per share for the first six months of the term of the Notes. After the six-month anniversary, the conversion price is equal to 63% of the average of the three lowest trading prices of the Company’s common stock.

Accounting Considerations

The Company has accounted for the Notes as a financing transaction, wherein the net proceeds that were received were allocated to the financial instrument issued. Prior to making the accounting allocation, the Company evaluated the agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative features consisted of the embedded conversion option and default puts. The conversion option and default puts bear risks of equity which were not clearly and closely related to the host debt agreement and required bifurcation. The contracts do not permit the Company to settle in registered shares and the contracts also contain make-whole provisions both of which preclude equity classification. Current accounting principles that are also provided in ASC 815 do not permit an issuer to account separately for individual derivative terms and features that require bifurcation and liability classification. Rather, such terms and features must be and were bundled together and fair valued as a single, compound embedded derivative.

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative components at its fair value with the residual allocated to the host debt contract, as follows:

Notes 1-19
Compound embedded derivative	$910,762
Convertible notes payable	1,091,717
Day one derivative expense	(151,978)
Legal fees	7,000
Original issue discount	91,900
Face value	$1,949,400

The net proceeds were allocated to the compound embedded derivative and original issue discount. The notes will be amortized up to its face value over the life of Notes based on an effective interest rate. Amortization expense and interest expense for the year ended March 31, 2021 is as follows:

Note	Interest Expense	Accrued Interest	Amortization of Debt Discount	Unamortized
Note 1	$2,216	$–	$11,869	$–
Note 2	8,821	–	53,298	–
Note 3	4,430	–	13,021	–
Note 4	4,294	–	11,688	–
Note 5	18,468	21,401	31,334	–
Note 6	7,249	7,950	17,095	–
Note 7	6,770	7,129	20,636	–
Note 8	8,172	8,172	26,063	22,400
Note 9	8,088	8,088	45,444	68,000
Note 10	6,296	6,296	25,081	45,911
Note 11	2,253	2,253	11,052	21,287
Note 12	2,102	2,102	8,175	13,892
Note 13	3,170	–	107,500	–
Note 14	1,946	1,946	9,332	24,738
Note 15	1,464	1,464	6,424	43,660
Note 16	1,782	1,782	5,070	31,364
Note 17	828	828	3,263	21,437
Note 18	555	555	2,117	38,608
Note 19	711	711	3,708	55,870
	$89,615	$70,677	$412,170	$387,167

As of March 31, 2021, Note 5, Note 6, and Note 7 are considered in default. Upon an event of default, the interest accrues at 18%. Additionally, upon non-payment at maturity, the principal increases by 10%. The principal on Note 5 increased by $18,400, Note 6 increased by $7,800 and Note 7 increased by $7,800.

Debt conversions

The following table illustrates the debt converted and the associated gain or loss:

Note	Conversion Date	Shares issued in conversion	Fair value of shares	Face Value	Accrued Interest	Fees	Total Debt	Derivative liability	Net (gain)/ loss
WLES LP LLC	May 8, 2020	12,000,000	$48,281	$30,000	$–	$–	$30,000	$–	$18,281
Note 1	July 30, 2020	4,292,918	12,449	7,000	341	–	7,341	–	5,108
Note 1	July 30, 2020	5,071,886	16,737	7,500	488	–	7,988	8,570	179
Note 1	August 20, 2020	8,468,394	155,818	12,500	871	500	13,871	138,147	3,800
Note 1	September 9, 2020	12,123,426	261,866	55,000	4,075	500	59,575	142,490	59,801
Note 2	October 1, 2020	33,934,756	210,395	108,000	7,196	250	115,446	80,674	14,275
Note 2	October 15, 2020	14,521,245	81,319	45,000	3,136	350	48,486	39,128	(6,295)
Note 2	November 25, 2020	15,120,622	78,627	35,000	2,754	350	38,104	44,183	(3,660)
Note 2	December 22, 2020	8,330,328	39,153	20,000	1,691	–	21,691	19,806	(2,344)
Note 3	January 19, 2021	15,087,285	69,402	35,000	3,145	350	38,495	32,195	(1,288)
Note 3	February 4, 2021	11,659,246	59,462	27,000	2,521	350	29,871	30,603	(1,012)
Note 4	February 10, 2021	26,279,805	394,198	62,000	5,531	350	67,881	323,556	2,760
		166,889,911	$1,427,707	$444,000	$31,749	$3,000	$478,749	$859,352	$89,605

During the year ended March 31, 2021, the Company repaid Note 13 in cash. The principal balance was $107,500 and the accrued interest was $3,170. The prepayment fee was $16,125. The Company repaid $126,795. As of the repayment date, the derivative liability related to Note 13 was $126,892. As a result, the Company recorded a gain on loss of extinguishment in the amount of $126,892. Between the loss on extinguishment of $71,324 related the conversion and the gain on loss of extinguishment related to the repayment, the net gain was $55,568.